Disclosure of key inputs of convertible debt (Details) - Convertible [member]	12 Months Ended
	Aug. 31, 2022 $ / shares	Aug. 31, 2022 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2021 $ / shares	Aug. 31, 2020 $ / shares
IfrsStatementLineItems [Line Items]
Share price | (per share)	$ 0.72	$ 0.94	$ 6.66	$ 8.42	$ 8.92
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Discount for lack of marketability	0.00%	0.00%	0.00%	0.00%	47.00%
CAD Exercise Price [Member]
IfrsStatementLineItems [Line Items]
Share price				$ 8.42
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	2.85%	2.85%	0.10%	0.10%
Credit spread	10.13%	10.13%	1.14%	1.14%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate	3.45%	3.45%	0.30%	0.30%	0.14%
Credit spread	13.56%	13.56%	8.45%	8.45%	18.35%